Trade and other payables - Summary Of Trade And Other Payables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	€ 63,735	€ 77,651
Other taxation and social security	8,032	9,835
Other payables	1,874	1,106
Accruals	81,663	58,761
Total	€ 155,304	€ 147,353